INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Investments in and receivables from affiliates
Investments in and receivables from affiliates	$ 286,537,000	$ 295,698,000
Equity in earnings of affiliates	38,691,000	26,757,000	13,126,000
Minimum
Investments in and receivables from affiliates
Ownership percentage	20.00%
Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
MegaMex Foods, LLC
Investments in and receivables from affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	205,315,000	205,523,000
Equity in earnings of affiliates	35,762,000	24,532,000	11,996,000
Excess of investment over the underlying equity in net assets of the joint venture	21,300,000
Foreign Joint Ventures
Investments in and receivables from affiliates
Investments in and receivables from affiliates	81,222,000	90,103,000
Equity in earnings of affiliates	2,929,000	3,423,000	3,686,000
Foreign Joint Ventures | Minimum
Investments in and receivables from affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
Other
Investments in and receivables from affiliates
Investments in and receivables from affiliates		72,000
Equity in earnings of affiliates		$ (1,198,000)	$ (2,556,000)